NONVESTED SHARES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based compensation expenses for non-vested shares
Share-based compensation expenses	$ 4,318	$ 2,695	$ 2,093
Nonvested shares | Fulfillment
Share-based compensation expenses for non-vested shares
Share-based compensation expenses	9	10	13
Nonvested shares | Selling and marketing
Share-based compensation expenses for non-vested shares
Share-based compensation expenses	134	117	90
Nonvested shares | General and administrative
Share-based compensation expenses for non-vested shares
Share-based compensation expenses	$ 4,175	$ 2,568	$ 1,990